Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

The following is a summary of property, plant and equipment:

	December 31,	December 31,
	2024	2023
Cultivation facilities	$4,268,969	$2,734,357
Vehicles	-	48,515
Office equipment and furniture	112,735	113,597
Total	4,381,704	2,896,469
Less: Accumulated depreciation	(472,105)	(81,703)
Total property, plant and equipment, net	$3,909,599	$2,814,766